Financial Instruments - Schedule of Sensitivity Test to Changes in Foreign Currency (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
5% increase in NIS [Member]
Schedule of Sensitivity Test to Changes in Foreign Currency [Line Items]
Gain (loss) from change: Sensitivity test to changes in interest rate risk	$ (852)	$ (454)
5% decrease in NIS [Member]
Schedule of Sensitivity Test to Changes in Foreign Currency [Line Items]
Gain (loss) from change: Sensitivity test to changes in interest rate risk	852	454
5% increase in Euro [Member]
Schedule of Sensitivity Test to Changes in Foreign Currency [Line Items]
Gain (loss) from change: Sensitivity test to changes in interest rate risk	(56)	(271)
5% decrease in Euro [Member]
Schedule of Sensitivity Test to Changes in Foreign Currency [Line Items]
Gain (loss) from change: Sensitivity test to changes in interest rate risk	$ 56	$ 271